Risk management - Non-performing Loans: outstandings by economic sector and business lines (Details) - Financial assets past due but not impaired - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Non performing Loans [line items]
Financial assets	€ 13,295	€ 11,653
Wholesale Banking
Non performing Loans [line items]
Financial assets	5,196	4,034
Retail Banking
Non performing Loans [line items]
Financial assets	8,099	7,619
Private Individuals
Non performing Loans [line items]
Financial assets	4,769	4,419
Private Individuals | Wholesale Banking
Non performing Loans [line items]
Financial assets	4	4
Private Individuals | Retail Banking
Non performing Loans [line items]
Financial assets	4,766	4,416
Natural Resources
Non performing Loans [line items]
Financial assets	1,064	754
Natural Resources | Wholesale Banking
Non performing Loans [line items]
Financial assets	965	669
Natural Resources | Retail Banking
Non performing Loans [line items]
Financial assets	99	85
Food, Beverages & Personal Care
Non performing Loans [line items]
Financial assets	809	1,085
Food, Beverages & Personal Care | Wholesale Banking
Non performing Loans [line items]
Financial assets	452	565
Food, Beverages & Personal Care | Retail Banking
Non performing Loans [line items]
Financial assets	357	520
Transportation & Logistics
Non performing Loans [line items]
Financial assets	504	572
Transportation & Logistics | Wholesale Banking
Non performing Loans [line items]
Financial assets	347	437
Transportation & Logistics | Retail Banking
Non performing Loans [line items]
Financial assets	157	134
Services
Non performing Loans [line items]
Financial assets	495	582
Services | Wholesale Banking
Non performing Loans [line items]
Financial assets	102	101
Services | Retail Banking
Non performing Loans [line items]
Financial assets	394	481
Real Estate
Non performing Loans [line items]
Financial assets	1,434	1,053
Real Estate | Wholesale Banking
Non performing Loans [line items]
Financial assets	831	592
Real Estate | Retail Banking
Non performing Loans [line items]
Financial assets	603	462
General Industries
Non performing Loans [line items]
Financial assets	687	497
General Industries | Wholesale Banking
Non performing Loans [line items]
Financial assets	236	111
General Industries | Retail Banking
Non performing Loans [line items]
Financial assets	451	385
Builders & Contractors
Non performing Loans [line items]
Financial assets	496	577
Builders & Contractors | Wholesale Banking
Non performing Loans [line items]
Financial assets	51	124
Builders & Contractors | Retail Banking
Non performing Loans [line items]
Financial assets	445	453
Retail
Non performing Loans [line items]
Financial assets	381	395
Retail | Wholesale Banking
Non performing Loans [line items]
Financial assets	157	207
Retail | Retail Banking
Non performing Loans [line items]
Financial assets	224	188
Utilities
Non performing Loans [line items]
Financial assets	600	348
Utilities | Wholesale Banking
Non performing Loans [line items]
Financial assets	582	331
Utilities | Retail Banking
Non performing Loans [line items]
Financial assets	19	18
Chemicals, Health & Pharmaceuticals
Non performing Loans [line items]
Financial assets	839	233
Chemicals, Health & Pharmaceuticals | Wholesale Banking
Non performing Loans [line items]
Financial assets	654	101
Chemicals, Health & Pharmaceuticals | Retail Banking
Non performing Loans [line items]
Financial assets	185	132
Telecom
Non performing Loans [line items]
Financial assets	163	390
Telecom | Wholesale Banking
Non performing Loans [line items]
Financial assets	151	378
Telecom | Retail Banking
Non performing Loans [line items]
Financial assets	12	12
Other
Non performing Loans [line items]
Financial assets	1,052	748
Other | Wholesale Banking
Non performing Loans [line items]
Financial assets	666	412
Other | Retail Banking
Non performing Loans [line items]
Financial assets	€ 387	€ 336